Note 11 - Property And Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Land and improvements		$ 60,158		$ 18,700
Building and improvements	292,690	294,590	[1]	288,218
Equipment, including vehicles	461,680	413,358	[1]	414,940
Turbines and improvements	25,667,243	25,633,493	[1]
Construction in process	103,547	65,284	[1]	58,903
Subtotal	26,585,318	26,466,883	[1]	780,761
Less accumulated depreciation	(1,204,620)	(620,480)	[1]	(291,872)
Total	$ 25,380,698	$ 25,846,403	[1]	$ 488,889

[1]	Derived from December 31, 2011 audited financial statements